VIA EDGAR

May 15, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  S.A.C. Private Equity GP, L.P.

Ladies and Gentlemen:

On behalf of S.A.C. Private Equity GP, L.P., enclosed for filing with the Securities and Exchange Commission pursuant to the requirements of Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1 thereunder, please find the attached report on Form 13F for the reporting period ended March 31, 2012.

These materials are being submitted electronically pursuant to Rule 101(a)(1)(iii) of Regulation S-T.

Should you have any questions regarding the enclosures, please contact the undersigned at (203) 890-2094.

Very truly yours,

/s/ Peter Nussbaum

Peter Nussbaum

Enclosures

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S.A.C. Private Equity GP, L.P.

Address: Walkers SPV Limited, Walker House, 87 Mary Street, George Town
         Grand Cayman KY1-9002, Cayman Islands

Form 13F File Number: 28-14830

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum

Title:   Authorized Person of S.A.C. Capital Management, LLC, its General
         Partner

Phone:   203-890-2094


Signature, Place, and Date of Signing:

  \s\ Peter Nussbaum        Stamford, Connecticut           May 15, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             1*

Form 13F Information Table Value Total:             $166,362
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

COLUMN 1                                           COLUMN 2 COLUMN 3  COLUMN 4               COLUMN 5
NAME OF                                            TITLE OF            VALUE        SH
ISSUER                                              CLASS    CUSIP    (X$1000) OR PRN AMOUNT SH / PRN
MMODAL INC                                          Common  60689B107 166,362   15,768,938      SH

             COLUMN 6      COLUMN 7          COLUMN 8
             INVESTMENT     OTHER
PUT / CALL   DISCRETION    MANAGERS      VOTING AUTHORITY
                                    SOLE      SHARED      NONE
           Shared-Defined     1             15,768,938